2. Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash	$ 568,673	$ 1,000,000
Allowance for doubtful accounts	110,658	110,658
Reserve for obsolete inventory	26,097	26,097
Uninsured cash balances	$ 6,471,928	$ 1,136,683
Sales Revenue, Net [Member] | One Customer
Concentration risk percentage	84.00%	19.00%
Accounts Receivable [Member] | One Customer
Concentration risk percentage	98.00%	0.00%